Business combinations	12 Months Ended
Mar. 31, 2026
Business Combination [Abstract]
Business combinations
10. Business combinations:
Macquarie Acquisition
On December 1, 2025, Nomura completed the acquisition of 100%

equity interests in Macquarie Management Holdings, Inc., Macquarie Investment Management Holdings (Luxembourg) S.à r.l., and Macquarie Investment Management Holdings (Austria) GmbH for a purchase price of

¥
288.8
billion.
The acquirees were rebranded as Nomura Management Holdings, Inc., Nomura Investment Management Holdings (Luxembourg) S.à r.l., and Nomura Investment Management Holdings (Austria) GmbH, respectively. The Macquarie Acquisition represents a significant step towards Nomura’s 2030 management vision, resulting in an increase of assets under management as of March 31, 2026, in retail and institutional client assets across equities, fixed income and multi-asset strategies, under Nomura’s global Nomura Asset Management brand.

The following table summarizes the consideration paid for Macquarie and the fair values of key assets acquired and liabilities assumed recognized at acquisition date. The goodwill recognized in connection with the acquisition includes future benefits for Nomura as a result of scale and anticipated synergies from a combined global asset management franchise. Recognized goodwill is not expected to be deductible for tax purpose.

Millions of yen
December 1, 2025
Fair values of assets acquired and liabilities assumed
Finite-lived intangible assets
Client relationships	¥113,510
Software	4,691
Goodwill	150,976
Investments in equity securities for other than operating purposes	31,334
Other assets	17,579
Deferred tax assets	11,389
Other liabilities	(9,694)
Employee Liabilities	(16,799)
Deferred tax liabilities	(26,001)

Total consideration, net of cash acquired	¥276,985

Millions of yen
December 1, 2025
Summary of consideration, net of cash acquired
Cash paid	¥285,021
Cash acquired	(11,864)
Replacement of share-based payment awards	3,828

Total cash (net of cash acquired) and other consideration	¥276,985

See
 Note 11 “
Other assets
—
Office buildings, land, equipment and facilities and Other / Other liabilities
;
” for further information about goodwill and identifiable intangible assets related to the Macquarie Acquisition.
Acquisition-related transaction
 costs of ¥7,034 million incurred in connection with the acquisition have been reported in
“Non-interest expenses—Other”
in
the consolidated statements of income, ¥1,914 million and ¥5,120 million for the year ended March 31, 2025 and
2026
,
respectively.
Subsequent to the closing of the Macquarie Acquisition on December 1, 2025, the acquirees contributed ¥39,891 million of revenue and ¥6,409 million of net income to Nomura’s consolidated group results.

The following unaudited pro forma information presents combined results of operations of the Company as if the Macquarie Acquisition had occurred on April 1, 2024. Such pro forma information is not indicative of the actual results of operations that would have been achieved, nor are they indicative of future results of operations of the combined Company. Similarly, the pro forma combined provision for income taxes may not represent the amount that would have resulted had Nomura and Macquarie filed consolidated tax returns during the years presented.

	Millions of yen
	2025	2026
Total revenue	¥136,649	¥121,359
Net income attributable to Nomura	¥16,317	¥21,327
The following unaudited adjustments and related tax effects have been made to the above pro forma information assuming the acquisition occurred on April 1, 2024:

•
Employment related expenses of ¥10,739 million and acquisition-related transaction costs of ¥7,099 million have been adjusted to be recognized on April 1, 2024, rather than on or around closing date; and

•
Amortization of expenses related to amortization of intangible assets recognized as part of the transaction has been adjusted to begin on April 1, 2024, rather than from closing date. Amortization of expenses related to amortization of intangible assets included in the pro forma were ¥
10,153
 million and ¥10,025 million for the year ended March 31, 2025 and 2026, respectively.